Portfolio of Investments
Multi-Manager Growth Strategies Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 9.7%
Entertainment 1.9%
Activision Blizzard, Inc.	263,671	20,012,629
Electronic Arts, Inc.(a)	5,950	785,698
Netflix, Inc.(a)	19,475	8,861,904
Roku, Inc.(a)	83,712	9,754,959
Walt Disney Co. (The)	199,522	22,248,698
Total		61,663,888
Interactive Media & Services 7.6%
Alphabet, Inc., Class A(a)	36,318	51,500,740
Alphabet, Inc., Class C(a)	38,188	53,982,938
Facebook, Inc., Class A(a)	625,367	142,002,085
Total		247,485,763
Media 0.2%
Cable One, Inc.	839	1,489,099
Charter Communications, Inc., Class A(a)	8,275	4,220,581
Total		5,709,680
Total Communication Services		314,859,331
Consumer Discretionary 16.2%
Automobiles 0.4%
Tesla Motors, Inc.(a)	10,283	11,103,686
Distributors 0.2%
Pool Corp.	18,861	5,127,740
Diversified Consumer Services 0.8%
Grand Canyon Education, Inc.(a)	4,345	393,353
H&R Block, Inc.	78,024	1,114,183
New Oriental Education & Technology Group, Inc., ADR(a)	198,576	25,860,552
Total		27,368,088
Hotels, Restaurants & Leisure 1.9%
Domino’s Pizza, Inc.	5,076	1,875,277
Dunkin’ Brands Group, Inc.	11,641	759,342
Hilton Worldwide Holdings, Inc.	21,585	1,585,418
Starbucks Corp.	350,503	25,793,516
Common Stocks (continued)
Issuer	Shares	Value ($)
Yum China Holdings, Inc.	273,401	13,142,386
Yum! Brands, Inc.	222,795	19,363,114
Total		62,519,053
Household Durables 0.1%
NVR, Inc.(a)	1,230	4,008,262
Internet & Direct Marketing Retail 10.2%
Alibaba Group Holding Ltd., ADR(a)	418,823	90,340,121
Amazon.com, Inc.(a)	77,120	212,760,199
Booking Holdings, Inc.(a)	17,170	27,340,478
eBay, Inc.	37,523	1,968,081
Total		332,408,879
Multiline Retail 0.2%
Dollar General Corp.	27,216	5,184,920
Target Corp.	16,605	1,991,438
Total		7,176,358
Specialty Retail 1.0%
AutoZone, Inc.(a)	6,590	7,434,311
Burlington Stores, Inc.(a)	7,653	1,507,105
Home Depot, Inc. (The)	45,096	11,296,999
Lowe’s Companies, Inc.	62,754	8,479,320
TJX Companies, Inc. (The)	36,767	1,858,940
Tractor Supply Co.	19,420	2,559,362
Total		33,136,037
Textiles, Apparel & Luxury Goods 1.4%
Nike, Inc., Class B	459,618	45,065,545
Total Consumer Discretionary		527,913,648
Consumer Staples 4.1%
Beverages 1.9%
Coca-Cola Co. (The)	196,674	8,787,394
Monster Beverage Corp.(a)	667,802	46,292,035
PepsiCo, Inc.	59,684	7,893,806
Total		62,973,235
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	95,451	28,941,698
Sprouts Farmers Market, Inc.(a)	236,530	6,052,802
Total		34,994,500
Multi-Manager Growth Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.0%
Campbell Soup Co.	16,280	807,976
Hershey Co. (The)	3,068	397,674
Lamb Weston Holdings, Inc.	12,350	789,536
Total		1,995,186
Household Products 1.0%
Church & Dwight Co., Inc.	31,223	2,413,538
Clorox Co. (The)	18,685	4,098,928
Colgate-Palmolive Co.	270,045	19,783,497
Procter & Gamble Co. (The)	42,161	5,041,191
Reynolds Consumer Products, Inc.	16,470	572,168
Total		31,909,322
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	8,419	1,588,497
Herbalife Nutrition Ltd.(a)	21,415	963,247
Total		2,551,744
Total Consumer Staples		134,423,987
Energy 0.3%
Energy Equipment & Services 0.3%
Schlumberger Ltd.	487,146	8,958,615
Total Energy		8,958,615
Financials 3.4%
Banks 0.0%
Prosperity Bancshares, Inc.	5,495	326,293
Capital Markets 3.3%
Cboe Global Markets, Inc.	13,433	1,253,030
Eaton Vance Corp.	20,231	780,917
Factset Research Systems, Inc.	68,803	22,599,721
Intercontinental Exchange, Inc.	22,666	2,076,205
LPL Financial Holdings, Inc.	25,115	1,969,016
Moody’s Corp.	18,360	5,044,043
MSCI, Inc.	116,891	39,020,554
S&P Global, Inc.	32,340	10,655,383
SEI Investments Co.	423,918	23,307,012
T. Rowe Price Group, Inc.	1,922	237,367
Total		106,943,248
Consumer Finance 0.0%
OneMain Holdings, Inc.	10,425	255,830
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.1%
Aon PLC, Class A	1,357	261,358
Brown & Brown, Inc.	63,541	2,589,931
Markel Corp.(a)	293	270,489
Total		3,121,778
Total Financials		110,647,149
Health Care 18.9%
Biotechnology 5.2%
AbbVie, Inc.	157,177	15,431,638
Alexion Pharmaceuticals, Inc.(a)	266,976	29,965,386
Amgen, Inc.	39,983	9,430,390
Biogen, Inc.(a)	9,145	2,446,745
Exact Sciences Corp.(a)	275,385	23,941,972
Exelixis, Inc.(a)	89,905	2,134,345
Global Blood Therapeutics, Inc.(a)	14,203	896,636
Incyte Corp.(a)	4,022	418,167
Neurocrine Biosciences, Inc.(a)	19,600	2,391,200
Regeneron Pharmaceuticals, Inc.(a)	76,265	47,562,667
Sarepta Therapeutics, Inc.(a)	170,971	27,413,490
Seattle Genetics, Inc.(a)	7,077	1,202,524
Vertex Pharmaceuticals, Inc.(a)	23,307	6,766,255
Total		170,001,415
Health Care Equipment & Supplies 4.6%
Abbott Laboratories	50,480	4,615,386
ABIOMED, Inc.(a)	67,713	16,356,752
Align Technology, Inc.(a)	89,066	24,443,273
Boston Scientific Corp.(a)	70,586	2,478,275
Danaher Corp.	9,967	1,762,465
DexCom, Inc.(a)	14,262	5,781,815
Edwards Lifesciences Corp.(a)	361,164	24,960,044
IDEXX Laboratories, Inc.(a)	84,018	27,739,383
Intuitive Surgical, Inc.(a)	36,428	20,757,767
Novocure Ltd.(a)	25,441	1,508,651
ResMed, Inc.	18,607	3,572,544
STERIS PLC	6,428	986,312
Stryker Corp.	12,021	2,166,064

2	Multi-Manager Growth Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varian Medical Systems, Inc.(a)	80,609	9,876,215
West Pharmaceutical Services, Inc.	12,486	2,836,445
Total		149,841,391
Health Care Providers & Services 2.0%
Anthem, Inc.	6,636	1,745,135
Chemed Corp.	9,927	4,477,772
HCA Healthcare, Inc.	41,635	4,041,093
Humana, Inc.	9,102	3,529,300
UnitedHealth Group, Inc.	173,404	51,145,510
Total		64,938,810
Health Care Technology 0.9%
Cerner Corp.	345,587	23,689,989
Veeva Systems Inc., Class A(a)	22,262	5,218,658
Total		28,908,647
Life Sciences Tools & Services 1.7%
Bruker Corp.	43,493	1,769,295
Illumina, Inc.(a)	134,218	49,707,636
Repligen Corp.(a)	2,424	299,631
Thermo Fisher Scientific, Inc.	14,397	5,216,609
Total		56,993,171
Pharmaceuticals 4.5%
Bristol-Myers Squibb Co.	619,174	36,407,431
Eli Lilly and Co.	63,001	10,343,504
Johnson & Johnson	53,241	7,487,282
Merck & Co., Inc.	177,623	13,735,587
Novartis AG, ADR	268,324	23,435,418
Novo Nordisk A/S, ADR	188,801	12,362,690
Roche Holding AG, ADR	892,069	38,724,715
Zoetis, Inc.	24,847	3,405,033
Total		145,901,660
Total Health Care		616,585,094
Industrials 6.1%
Aerospace & Defense 1.8%
Boeing Co. (The)	231,200	42,378,960
Curtiss-Wright Corp.	24,725	2,207,448
HEICO Corp.	30,090	2,998,469
HEICO Corp., Class A	14,975	1,216,569
Hexcel Corp.	64,851	2,932,562
Common Stocks (continued)
Issuer	Shares	Value ($)
Lockheed Martin Corp.	16,982	6,197,071
Mercury Systems, Inc.(a)	18,889	1,485,809
Total		59,416,888
Air Freight & Logistics 0.9%
Expeditors International of Washington, Inc.	370,241	28,153,126
Building Products 0.5%
Allegion PLC	17,640	1,803,161
Armstrong World Industries, Inc.	14,200	1,107,032
Trane Technologies PLC	127,939	11,384,012
Trex Company, Inc.(a)	5,277	686,379
Total		14,980,584
Commercial Services & Supplies 0.2%
Cintas Corp.	9,089	2,420,946
Copart, Inc.(a)	37,925	3,158,015
Republic Services, Inc.	4,120	338,046
Total		5,917,007
Electrical Equipment 0.4%
AMETEK, Inc.	9,005	804,777
Rockwell Automation, Inc.	54,557	11,620,641
Total		12,425,418
Industrial Conglomerates 0.1%
Honeywell International, Inc.	27,554	3,984,033
Machinery 1.1%
Deere & Co.	214,970	33,782,535
Illinois Tool Works, Inc.	9,549	1,669,643
Woodward, Inc.	3,530	273,752
Total		35,725,930
Professional Services 0.4%
CoStar Group, Inc.(a)	16,338	11,610,926
TransUnion	25,815	2,246,938
Verisk Analytics, Inc.	6,501	1,106,470
Total		14,964,334
Road & Rail 0.6%
Landstar System, Inc.	23,185	2,603,907
Uber Technologies, Inc.(a)	411,325	12,783,981
Union Pacific Corp.	27,318	4,618,654
Total		20,006,542

Multi-Manager Growth Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.1%
Fastenal Co.	40,242	1,723,967
W.W. Grainger, Inc.	1,816	570,515
Total		2,294,482
Total Industrials		197,868,344
Information Technology 39.1%
Communications Equipment 1.2%
Cisco Systems, Inc.	798,481	37,241,154
Motorola Solutions, Inc.	7,733	1,083,625
Ubiquiti, Inc.	3,062	534,503
Total		38,859,282
Electronic Equipment, Instruments & Components 0.3%
CDW Corp.	19,995	2,323,019
Dolby Laboratories, Inc., Class A	3,700	243,719
Jabil, Inc.	134,115	4,302,409
Keysight Technologies, Inc.(a)	14,870	1,498,599
Total		8,367,746
IT Services 9.3%
Accenture PLC, Class A	40,312	8,655,793
Akamai Technologies, Inc.(a)	20,667	2,213,229
Automatic Data Processing, Inc.	74,624	11,110,767
Booz Allen Hamilton Holdings Corp.	20,996	1,633,279
Fidelity National Information Services, Inc.	5,683	762,033
Fiserv, Inc.(a)	15,145	1,478,455
FleetCor Technologies, Inc.(a)	8,752	2,201,391
Global Payments, Inc.	6,308	1,069,963
GoDaddy, Inc., Class A(a)	89,414	6,556,729
Jack Henry & Associates, Inc.	23,795	4,378,994
MasterCard, Inc., Class A	54,461	16,104,118
Paychex, Inc.	56,982	4,316,386
PayPal Holdings, Inc.(a)	316,045	55,064,520
Science Applications International Corp.	12,171	945,443
Square, Inc., Class A(a)	441,728	46,354,936
VeriSign, Inc.(a)	35,144	7,268,834
Visa, Inc., Class A	692,793	133,826,824
Total		303,941,694
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc.(a)	86,273	4,538,823
Applied Materials, Inc.	439,369	26,559,856
Broadcom, Inc.	29,701	9,373,933
Enphase Energy, Inc.(a)	12,521	595,624
Entegris, Inc.	22,510	1,329,216
Inphi Corp.(a)	3,095	363,663
Lam Research Corp.	20,873	6,751,581
Microchip Technology, Inc.	23,350	2,458,988
Monolithic Power Systems, Inc.	7,920	1,877,040
NVIDIA Corp.	292,719	111,206,875
QUALCOMM, Inc.	371,349	33,870,742
SolarEdge Technologies, Inc.(a)	11,466	1,591,251
Teradyne, Inc.	91,620	7,742,806
Texas Instruments, Inc.	35,191	4,468,201
Universal Display Corp.	42,937	6,424,234
Total		219,152,833
Software 18.3%
Adobe, Inc.(a)	140,423	61,127,536
Alteryx, Inc., Class A(a)	2,625	431,235
Atlassian Corp. PLC, Class A(a)	21,536	3,882,295
Autodesk, Inc.(a)	276,273	66,081,739
Cadence Design Systems, Inc.(a)	38,394	3,684,288
Citrix Systems, Inc.	10,897	1,611,775
Coupa Software, Inc.(a)	9,644	2,671,774
Dropbox, Inc., Class A(a)	31,425	684,122
Fair Isaac Corp.(a)	7,985	3,338,049
Fortinet, Inc.(a)	42,128	5,782,911
Intuit, Inc.	89,428	26,487,679
Manhattan Associates, Inc.(a)	52,715	4,965,753
Microsoft Corp.	792,424	161,266,208
Oracle Corp.	1,147,606	63,428,184
Palo Alto Networks, Inc.(a)	2,438	559,935
Paycom Software, Inc.(a)	5,635	1,745,329
RingCentral, Inc., Class A(a)	2,100	598,521
Salesforce.com, Inc.(a)	510,406	95,614,356
ServiceNow, Inc.(a)	106,642	43,196,408

4	Multi-Manager Growth Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Splunk, Inc.(a)	148,993	29,604,909
Workday, Inc., Class A(a)	107,507	20,142,512
Total		596,905,518
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	286,641	104,566,636
NCR Corp.(a)	54,890	950,695
Total		105,517,331
Total Information Technology		1,272,744,404
Materials 1.0%
Chemicals 0.9%
NewMarket Corp.	7,014	2,808,967
Scotts Miracle-Gro Co. (The), Class A	62,445	8,396,979
Sherwin-Williams Co. (The)	29,088	16,808,501
Total		28,014,447
Construction Materials 0.1%
Eagle Materials, Inc.	45,465	3,192,552
Vulcan Materials Co.	15,935	1,846,070
Total		5,038,622
Total Materials		33,053,069
Real Estate 0.5%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	39,493	10,210,520
Crown Castle International Corp.	17,897	2,995,063
Equinix, Inc.	547	384,158
Life Storage, Inc.	8,095	768,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Outfront Media, Inc.	10,899	154,439
Public Storage	3,760	721,507
Total		15,234,307
Total Real Estate		15,234,307
Total Common Stocks (Cost $2,331,991,048)		3,232,287,948

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	23,450,221	23,450,221
Total Money Market Funds (Cost $23,452,169)		23,450,221
Total Investments in Securities (Cost: $2,355,443,217)		3,255,738,169
Other Assets & Liabilities, Net		(64,043)
Net Assets		3,255,674,126

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	42,353,538	426,476,489	(445,380,522)	716	23,450,221	15,605	39,556	23,450,221
Abbreviation Legend
ADR	American Depositary Receipt
Multi-Manager Growth Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2020 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Multi-Manager Growth Strategies Fund | Quarterly Report 2020